ACCOUNTS RECEIVABLE (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Accounts receivable used to secure bank borrowings	¥ 34,850	$ 5,019	¥ 51,304
Secured debt	¥ 45,400	$ 6,539	¥ 98,980